Annual Total Returns (Bar Chart) - Large Cap Value Trust (Large Cap Value Trust, Series I, Large Cap Value Trust)	12 Months Ended
May 01, 2011
Large Cap Value Trust | Series I, Large Cap Value Trust
Bar Chart Table:
2004	21.80%
2005	15.49%
2006	15.93%
2007	4.38%
2008	(35.91%)
2009	10.64%
2010	9.92%